NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounting Policies [Abstract]
Restricted Cash	$ 15,603
Prepaid Expense, Current	21,461		507,725
Inventory, Net			$ 8,747
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 1,992	$ 320